Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash dividends (in usd per share)	$ 0.16	$ 0.16
ESOP shares	22,486	22,486
Repurchase of common stock, shares	109,168	382,513
Stock activity under compensation plans, shares	15,308	4,472
Unearned ESOP Shares
ESOP shares	22,486	22,486
Common Stock
Repurchase of common stock, shares	109,168	382,513
Additional Paid-In Capital
ESOP shares	22,486	22,486
Repurchase of common stock, shares	109,168	382,513
Stock activity under compensation plans, shares	15,308	4,472
Retained Earnings
Cash dividends (in usd per share)	$ 0.16	$ 0.16